Accounts receivable and prepaid expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable and prepaid expenses

3. Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consists of the following:

	March 31,	December 31,
	2023	2022

Prepaid expenses and deposits	$485,491	$386,218
Environment protection agency overpayment (note 6)	30,000	170,729
Total	$515,491	$556,947

4. Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consists of the following:

	December 31,	December 31,
	2022	2021

Prepaid expenses	$386,218	$413,443
Environment protection agency overpayment (note 8)	170,729	-
Total	$556,947	$413,443